RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended
	Aug. 01, 2010	Feb. 01, 2006	Feb. 01, 2004	Feb. 01, 1997	Dec. 31, 2011 Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Management fee commissions					1.25%
Amended management fee	$ 2,315	$ 1,150	$ 630	$ 750	$ 500
Related party payables					$ 319
Stock issued during period, shares, restricted stock award, net of forfeitures					23,298